Loans - Schedule of Loans Measured at Fair Value (Details) - Social Finance, Inc. - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Loans and Leases Receivable Disclosure [Line Items]
Total loans at fair value	$ 4,472,604	$ 4,859,068	$ 5,387,958
Student loans | Student loans
Loans and Leases Receivable Disclosure [Line Items]
Total loans at fair value	1,873,427	1,958,032	1,756,309
Home loans | Home loans
Loans and Leases Receivable Disclosure [Line Items]
Total loans at fair value	231,903	179,689	91,695
Personal loans | Personal loans
Loans and Leases Receivable Disclosure [Line Items]
Total loans at fair value	1,112,514	1,253,177	547,427
Fair Value, Recurring | Fair Value
Loans and Leases Receivable Disclosure [Line Items]
Unpaid principal	4,355,789	4,726,724	5,314,563
Accumulated interest	17,699	21,171	22,242
Cumulative fair value adjustments	99,116	111,173	51,153
Total loans at fair value	4,472,604	4,859,068	5,387,958
Fair Value, Recurring | Fair Value | Fair value of loans 90 days or more delinquent
Loans and Leases Receivable Disclosure [Line Items]
Unpaid principal	5,012	5,245	13,397
Accumulated interest	261	247	381
Cumulative fair value adjustments	(4,201)	(4,314)	(10,864)
Total loans at fair value	1,072	1,178	2,914
Fair Value, Recurring | Fair Value | Student loans | Student loans
Loans and Leases Receivable Disclosure [Line Items]
Unpaid principal	2,590,442	2,774,511	3,111,032
Accumulated interest	8,222	9,472	8,186
Cumulative fair value adjustments	68,129	82,476	66,015
Total loans at fair value	2,666,793	2,866,459	3,185,233
Fair Value, Recurring | Fair Value | Student loans | Fair value of loans 90 days or more delinquent | Student loans
Loans and Leases Receivable Disclosure [Line Items]
Unpaid principal	775	1,046	2,772
Accumulated interest	24	37	47
Cumulative fair value adjustments	(285)	(442)	(1,508)
Total loans at fair value	514	641	1,311
Fair Value, Recurring | Fair Value | Home loans | Home loans
Loans and Leases Receivable Disclosure [Line Items]
Unpaid principal	228,645	171,967	91,225
Accumulated interest	106	141	120
Cumulative fair value adjustments	3,152	7,581	350
Total loans at fair value	231,903	179,689	91,695
Fair Value, Recurring | Fair Value | Home loans | Fair value of loans 90 days or more delinquent | Home loans
Loans and Leases Receivable Disclosure [Line Items]
Unpaid principal	0	0	0
Accumulated interest	0	0	0
Cumulative fair value adjustments	0	0	0
Total loans at fair value	0	0	0
Fair Value, Recurring | Fair Value | Personal loans | Personal loans
Loans and Leases Receivable Disclosure [Line Items]
Unpaid principal	1,536,702	1,780,246	2,112,306
Accumulated interest	9,371	11,558	13,936
Cumulative fair value adjustments	27,835	21,116	(15,212)
Total loans at fair value	1,573,908	1,812,920	2,111,030
Fair Value, Recurring | Fair Value | Personal loans | Fair value of loans 90 days or more delinquent | Personal loans
Loans and Leases Receivable Disclosure [Line Items]
Unpaid principal	4,237	4,199	10,625
Accumulated interest	237	210	334
Cumulative fair value adjustments	(3,916)	(3,872)	(9,356)
Total loans at fair value	$ 558	$ 537	$ 1,603